Organization and Business Description - Schedule of Consolidated Financial Statements (Details)	6 Months Ended
Jan. 31, 2026
CTW Cayman [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Nov. 15, 2024
Places of Incorporation	Cayman
% of Ownership	Parent
Principal Activities	Investment holding
Bao Cayman [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Jun. 09, 2023
Places of Incorporation	Cayman
Principal Activities	Investment holding
% of Ownership	100.00%
CTW Inc. (“CTW Japan”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Aug. 14, 2013
Places of Incorporation	Japan
Principal Activities	Game distribution and related services
% of Ownership	100.00%
CTW G123 Singapore Pte., Ltd. (“CTW Singapore”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Sep. 11, 2023
Places of Incorporation	Singapore
Principal Activities	Game distribution and related services
% of Ownership	100.00%
CTW HK Limited (“CTW HK”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Nov. 29, 2024
Places of Incorporation	Hong Kong
Principal Activities	Investment holding
% of Ownership	100.00%
Beijing Weiyou Chuxin Tech Co., Ltd. (“WFOE”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Sep. 25, 2024
Places of Incorporation	Beijing, PRC
Principal Activities	Investment holding
% of Ownership	100.00%
Shanghai Weiyouyi Chuxin Technology Co., Ltd. (“CTW Shanghai”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Apr. 24, 2025
Places of Incorporation	Shanghai, PRC
Principal Activities	Research and development center
% of Ownership	100.00%
Shanghai Tuwaii Tech Co., Ltd. (“Tuwaii”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Places of Incorporation	Shanghai, PRC
% of Ownership	VIE
Principal Activities	Research and development center
Date of Incorporation	March 4, 2025 (Inactive since May 2025)
Shanghai Cangyuan Zhidian Tech Co., Ltd. (“Cangyuan”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Nov. 26, 2025	[1]
Places of Incorporation	Shanghai, PRC	[1]
% of Ownership	VIE	[1]
Principal Activities	Platform development and end-user support	[1]
Change the World Corporation (“CTW Korea”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Nov. 25, 2024
Places of Incorporation	Seoul, South Korea
Principal Activities	Platform development and end-user support
% of Ownership	100.00%
AinekoX Co., Ltd. (“AinekoX”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Oct. 12, 2023
Places of Incorporation	Taiwan
% of Ownership	VIE
Principal Activities	Art and design center
CTW US Inc. (“CTW US”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of Incorporation	Apr. 03, 2025
Places of Incorporation	Delaware, USA
Principal Activities	Platform development and end-user support
% of Ownership	100.00%

[1]	On November 26, 2025, Mr. Ryuichi Sasaki, the Founder, Chairman of the Board of Directors and Chief Executive Officer of the Company, together with Mr. Hairihan Tong, the Company’s Chief Technology Officer, established Shanghai Cangyuan Zhidian Tech Co., Ltd. (“Cangyuan”) in the PRC. Cangyuan was established to explore potential game distribution and related opportunities in Mainland China.